Goodwill and Intangible Assets - Allocation to CGUs (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of information for cash-generating units
Goodwill	$ 4,124.9	$ 3,121.9
Intangible assets	4,153.3	3,254.4
Total	$ 8,278.2	6,376.3	$ 5,689.0
Minimum
Disclosure of information for cash-generating units
Growth rate used to extrapolate cash flow projections	3.00%
Maximum
Disclosure of information for cash-generating units
Growth rate used to extrapolate cash flow projections	3.70%
Insurance and reinsurance companies
Disclosure of information for cash-generating units
Goodwill	$ 2,181.4	2,188.6
Intangible assets	1,915.1	2,066.1
Total	$ 4,096.5	4,254.7
Insurance and reinsurance companies | Minimum
Disclosure of information for cash-generating units
Discount rate applied to cash flow projections	9.80%
Investment return rate	5.00%
Insurance and reinsurance companies | Maximum
Disclosure of information for cash-generating units
Discount rate applied to cash flow projections	11.90%
Investment return rate	7.00%
Allied World
Disclosure of information for cash-generating units
Goodwill	$ 940.0	940.0
Intangible assets	431.0	474.3
Total	1,371.0	1,414.3
Gulf Insurance
Disclosure of information for cash-generating units
Goodwill	346.6	330.5
Intangible assets	542.9	607.0
Total	889.5	937.5
Brit
Disclosure of information for cash-generating units
Goodwill	167.3	167.7
Intangible assets	534.6	527.4
Total	701.9	695.1
Zenith National
Disclosure of information for cash-generating units
Goodwill	317.6	317.6
Intangible assets	62.6	69.3
Total	380.2	386.9
Crum & Forster
Disclosure of information for cash-generating units
Goodwill	132.6	132.6
Intangible assets	84.0	99.0
Total	216.6	231.6
Northbridge
Disclosure of information for cash-generating units
Goodwill	76.9	83.8
Intangible assets	110.9	136.6
Total	187.8	220.4
Odyssey Group
Disclosure of information for cash-generating units
Goodwill	107.9	119.7
Intangible assets	49.8	49.4
Total	157.7	169.1
All other
Disclosure of information for cash-generating units
Goodwill	92.5	96.7
Intangible assets	99.3	103.1
Total	191.8	199.8
Non-insurance companies
Disclosure of information for cash-generating units
Goodwill	1,943.5	933.3
Intangible assets	2,238.2	1,188.3
Total	$ 4,181.7	2,121.6
Non-insurance companies | Minimum
Disclosure of information for cash-generating units
Discount rate applied to cash flow projections	10.60%
Non-insurance companies | Maximum
Disclosure of information for cash-generating units
Discount rate applied to cash flow projections	11.10%
Recipe
Disclosure of information for cash-generating units
Goodwill	$ 264.0	293.6
Intangible assets	835.3	919.0
Total	1,099.3	1,212.6
Sleep Country
Disclosure of information for cash-generating units
Goodwill	517.3
Intangible assets	398.3
Total	915.6
Peak Achievement Athletics, Inc.
Disclosure of information for cash-generating units
Goodwill	279.0
Intangible assets	443.0
Total	722.0
Meadow Foods
Disclosure of information for cash-generating units
Goodwill	222.0
Intangible assets	322.2
Total	544.2
AGT
Disclosure of information for cash-generating units
Goodwill	148.2	150.7
Intangible assets	55.5	49.4
Total	203.7	200.1
Thomas Cook India
Disclosure of information for cash-generating units
Goodwill	123.4	126.9
Intangible assets	46.0	48.1
Total	169.4	175.0
Boat Rocker
Disclosure of information for cash-generating units
Goodwill	29.4	59.7
Intangible assets	78.1	102.9
Total	107.5	162.6
All other
Disclosure of information for cash-generating units
Goodwill	360.2	302.4
Intangible assets	59.8	68.9
Total	$ 420.0	$ 371.3